Inventories - Summary of Inventories Explanatory (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Summary of Inventory Disclosure [Line Items]
Raw materials and consumables	€ 18,566	€ 9,616
Work in progress	171,030	112,885
Finished goods	19,335	8,172
Total inventories	€ 208,931	€ 130,673